Evaluation of Subsequent Events (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		138 Months Ended	147 Months Ended			12 Months Ended			12 Months Ended				9 Months Ended							9 Months Ended											12 Months Ended
	Aug. 06, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Jul. 23, 2013	Mar. 22, 2013	Dec. 31, 2012 Placement Agent [Member]	Mar. 22, 2013 Maximum [Member]	Mar. 22, 2013 Minimum [Member]	Dec. 31, 2012 Private Placement [Member]	Sep. 30, 2013 Subsequent Event [Member]	Feb. 25, 2013 Subsequent Event [Member] Standby Letters of Credit [Member]	Dec. 31, 2012 Subsequent Event [Member] New Equity Incentive Plan [Member]	Sep. 30, 2013 Subsequent Event [Member] Equity Unit Purchase Agreements [Member]	Sep. 30, 2013 Subsequent Event [Member] Accredited Investors [Member]	Sep. 30, 2013 Subsequent Event [Member] Company Investors [Member]	Sep. 30, 2013 Subsequent Event [Member] Placement Agent [Member]	Sep. 30, 2013 Subsequent Event [Member] one year warrant [Member] Equity Unit Purchase Agreements [Member]	Sep. 30, 2013 Subsequent Event [Member] Five Year warrants [Member] Equity Unit Purchase Agreements [Member]	Sep. 30, 2013 Subsequent Event [Member] Related Party Debt [Member]	Sep. 30, 2013 Subsequent Event [Member] Convertible Debt Securities [Member]	Sep. 30, 2013 Subsequent Event [Member] Maximum [Member] Accredited Investors [Member]	Sep. 30, 2013 Subsequent Event [Member] Minimum [Member] Accredited Investors [Member]	Sep. 30, 2013 Subsequent Event [Member] Subsequent Offering Criteria1 [Member] Related Party Debt [Member]	Sep. 30, 2013 Subsequent Event [Member] Subsequent Offering Criteria1 [Member] Convertible Debt Securities [Member]	Sep. 30, 2013 Subsequent Event [Member] Subsequent Offering Criteria2 [Member] Related Party Debt [Member]	Sep. 30, 2013 Subsequent Event [Member] Subsequent Offering Criteria2 [Member] Convertible Debt Securities [Member]	Mar. 15, 2013 Mpr Associates [Member] Subsequent Event [Member]	Feb. 26, 2013 Mpr Associates [Member] Subsequent Event [Member]	Jun. 14, 2013 Mr Antoline [Member]	Jan. 11, 2013 Mr Antoline [Member] Subsequent Event [Member]	Dec. 31, 2012 El Coronado Holdings Inc [Member] Private Placement [Member]	Dec. 31, 2012 El Coronado Holdings Inc [Member] Subsequent Event [Member]	Jan. 16, 2013 Stanley Hostler [Member] Subsequent Event [Member]
Proceeds From Issuance Of Common Stock		$ 4,830,775	$ 4,406,851	$ 5,738,521	$ 2,282,100	$ 25,768,010	$ 30,598,785						$ 1,686,950					$ 2,104,965	$ 2,000,000						$ 6,000,000	$ 2,000,000									$ 685,000
Number of accredited investors																		36
Common Stock, Shares, Issued		49,536,846		31,879,247	27,061,498	31,879,247	49,536,846						3,373,900				200,000																		1,370,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001										$ 0.0001
Debt Instrument, Term	5 years			5 years	5 years																1 year	5 years		1 year
Warrants Exercise Price																					$ 0.50	$ 0.75
Warrants Issued to Purchase of Common Stock, Shares	250,000																			1,052,483	200,000	100,000
Debt Instrument, Interest Rate, Stated Percentage																							10.00%	10.00%				10.00%
Convertible Debt																								225,000
Percentage Of Investors To Purchase Shares																								37.50%
Price Of Shares Upon Conversion Of Debenture																								$ 0.50
Debt Instrument, Description																											1-year warrant to purchase two shares of common stock at an exercise price of $0.50 per share for each $1 invested	1 year warrant (each, an A Warrant and collectively, the A Warrants) to purchase two shares of common stock at an exercise price of $0.50 per share	5-year warrant to purchase one share of common stock exercisable at $0.75 per share for each $1.00 invested	5 year warrant (each, a B Warrant and collectively, the B Warrants and together with the A Warrants the Subsequent Offering Warrants) to purchase one share of common stock at an exercise price of $0.75 per share for each $1.00 invested in the Subsequent Offering
Debt Instrument, Face Amount																																				125,000
Long-term Debt, Gross														135,900									275,000	1,876,828
Placement Agent Commissions Paid																				314,669
Percentage Of Earned Cash Commissions On Investor Offering Includes Conversion Amount																				2.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights	1.10			1.10	1.10	1.10		1.10						1.36										18.77
Stock Unit Description																	Each Unit consists of (i) 200,000 shares of common stock, par value $.0001 per share (the “Common Stock”), (ii) and two warrants, including (a) a 1 year warrant to purchase 200,000 shares of Common Stock at an exercise price of $0.50 per share (the “A Warrants”) and (b) a 5 year warrant to purchase 100,000 shares of Common Stock at an exercise price of $0.75 per share (the “B Warrants” and together with the A Warrants the “Investor Warrants”).
Debt Instrument, Convertible, Conversion Price									$ 0.50		$ 2.00	$ 0.50
Common Stock, Capital Shares Reserved for Future Issuance																5,000,000
Debt Instrument, Interest Rate, Effective Percentage																																	10.00%			10.00%
Debt Instrument Convertible Interest Due Date																																				the earlier to occur of (i) April 1, 2013, or (ii) when declared due and payable by the holder upon the occurrence of an event of default.
Advance From Stockholder																																		100,000			50,000
Commitments Under Letter Of Credit																															300,000	300,000
Letters of Credit Outstanding, Amount															$ 600,000
Warrants Issued										223,570			2,530,425																						1,027,500
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1													$ 1.10																						$ 1.10
Stock Issued Price Per Share													$ 0.50																						$ 0.50
Percentage Of Earned Cash Commissions On Placement Offering				75.00%	75.00%								8.00%							10.00%